GENERAL (Tables)	12 Months Ended
Dec. 31, 2018
inContact [Member]
Schedule of unaudited pro forma financial information
The following table presents the unaudited pro forma financial information for the years ended December 31, 2016, as if the acquisition occurred on January 1, 2015:

Year ended
December 31,
2016

Revenue	$1,237,329
Net income	$31,195